Convertible Notes - Schedule of Convertible Notes (Details) - Convertible Notes [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Convertible Notes [Line Items]
Balance	$ 40,630,756	$ 14,727,183
Funds advanced	1,105,000	11,549,945
Convertible note issued for services	750,000
Gain on extinguishment of debt	$ (34,333,573)
Convertible notes converted to common shares (in Shares)	(8,370,546)
Convertible note issued for settlement of debt		1,308,441
Warrant bifurcated classified as liability		(1,086,240)
Warrant bifurcated classified as equity	$ (875,127)	(674,034)
Interest accrued, net of capitalized interest paid	1,093,490	1,793,574
Changes in fair value of financial liabilities		13,011,887
Balance		$ 40,630,756